LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Leases [Abstract]
Schedule of future minimum lease payments
Future minimum lease payments for each of the next five years ending December 31, are as follows:

(Amounts in 000’s)
2016(a)	$2,048
2017	8,149
2018	8,313
2019	8,492
2020	8,671
Thereafter	55,260
Total	$90,933

(a) Estimated minimum lease payments for the year ending December 31, 2016 include only payments to be recorded after September 30, 2016.
Future minimum lease payments for each of the next five years ending December 31 are as follows:

(Amounts in 000's)
2016	$8,083
2017	8,181
2018	8,346
2019	8,526
2020	8,697
Thereafter	55,320
Total	$97,153

Schedule of Future Minimum Payment Receivable for Operating Lease
Future minimum lease receivables from the Company’s facilities leased and subleased to third party operators for each of the next five years ending December 31, are as follows:

(Amounts in 000's) (b) (c)
2016(a)	$5,082
2017	20,564
2018	21,825
2019	22,298
2020	22,329
Thereafter	152,652
Total	$244,750
(a) Estimated minimum lease receivables for the year ending December 31, 2016, include only payments to be received after September 30, 2016.
(b) Excludes estimated minimum lease receivables for the nine Arkansas Facilities sold to the Purchaser on October 6, 2016.
(c) Assumes recertification of the Oceanside and Jeffersonville Facilities on April 1, 2017.

Future minimum lease receivables for each of the next five years ending December 31 are as follows:

(Amounts in 000's)
2016	$26,052
2017	26,845
2018	27,474
2019	28,082
2020	27,634
Thereafter	204,913
Total	$341,000
The following is a summary of the Company's specific leases to third-parties and which comprise the future minimum lease receivable of the Company. The terms of each lease are structured in a similar manner as "triple-net" leases. Each lease contains specific rent escalation amounts ranging from 2.0% to 3.5% annually. Further, each lease has one or more renewal options. For those facilities where the Company subleases, the renewal option in the sublease agreement is dependent on the Company renewal of its lease agreement. Generally, the the sublease agreements are cross-defaulted where applicable for subleases of multiple facilities by the same lessee.

		Initial Lease Term
		Commencement	Expiration	Initial
Facility Name	Operator Affiliation	Date	Date	Annual Rent
				(Thousands)
Owned
Cumberland H&R	Aria Health Group LLC	5/1/2015	4/30/2030	$540
Heritage Park	Aria Health Group LLC	5/1/2015	4/30/2030	240
Homestead Manor	Aria Health Group LLC	5/1/2015	4/30/2030	120
Little Rock H&R	Aria Health Group LLC	5/1/2015	4/30/2030	1,602
Northridge Health	Aria Health Group LLC	5/1/2015	4/30/2030	420
River Valley Health	Aria Health Group LLC	11/1/2015	4/30/2030	480
Stone County ALF	Aria Health Group LLC	5/1/2015	4/30/2030	60
Stone County Nursing	Aria Health Group LLC	5/1/2015	4/30/2030	838
Woodland Hills	Aria Health Group LLC	5/1/2015	4/30/2030	480
Eaglewood ALF	Beacon Health Management	8/1/2015	7/31/2025	720
Eaglewood Care Center	Beacon Health Management	8/1/2015	7/31/2025	720
H&C of Greenfield	Beacon Health Management	8/1/2015	7/31/2025	360
Southland Healthcare	Beacon Health Management	11/1/2014	10/31/2024	900
The Pavilion Care Center	Beacon Health Management	8/1/2015	7/31/2025	360
Attalla Health Care	C.R. Management	12/1/2014	8/31/2030	1,080
Autumn Breeze	C.R. Management	9/30/2015	9/30/2025	840
College Park	C.R. Management	4/1/2015	3/31/2020	600
Coosa Valley Health Care	C.R. Management	12/1/2014	8/31/2030	900
Glenvue H&R	C.R. Management	7/1/2015	6/30/2025	1,140
NW Nursing Center	Southwest LTC	12/31/2015	11/30/2025	300
Quail Creek	Southwest LTC	12/31/2015	11/30/2025	660
Georgetown Health	Symmetry Healthcare	4/1/2015	3/31/2030	288
Mountain Trace Rehab	Symmetry Healthcare	6/1/2015	5/31/2030	648
Sumter Valley Nursing	Symmetry Healthcare	4/1/2015	3/31/2030	770
Subtotal Owned Facilities (24)				$15,066
Leased
Covington Care	Beacon Health Management	8/1/2015	4/30/2025	$780
Lumber City	Beacon Health Management	11/1/2014	8/31/2027	840
LaGrange	C.R. Management	4/1/2015	8/31/2027	960
Thomasville N&R	C.R. Management	7/1/2014	8/31/2027	324
Jeffersonville (a)	New Beginnings Care	11/1/2015	7/31/2020	648
Oceanside (a)	New Beginnings Care	11/1/2015	7/31/2020	421
Savannah Beach (a)	New Beginnings Care	11/1/2015	7/31/2020	247
Bonterra	Wellington Health Services	9/1/2015	8/31/2025	1,020
Parkview Manor/Legacy	Wellington Health Services	9/1/2015	8/31/2025	1,020
Powder Springs	Wellington Health Services	4/1/2015	8/31/2027	2,100
Tara	Wellington Health Services	4/1/2015	8/31/2027	1,800
Subtotal Leased Facilities (11)				$10,160
Total (35)				$25,226
(a) On November 3, 2015, the Company entered into a single master sublease agreement (the "Master Sublease Agreement") with the affiliates of New Beginnings Care, LLC to sublease the Jeffersonville, Savannah Beach and Oceanside facilities, commencing on November 1, 2015. The Master Sublease Agreement replaced the previously executed sublease agreements entered into November 30, 2012 and June 30, 2013 to sublease the Jeffersonville, Savannah Beach and Oceanside facilities, which were terminated on October 15, 2015. The annual rent due under the Master Sublease Agreement in the first year is approximately $1.3 million in the aggregate, which is reflected in the table above.
All facilities are skilled nursing facilities except for Stone County and Eaglewood which are assisted living facilities and Spring Meade Residence which is an independent living facility. All facilities have renewal provisions of one term of five years except facilities (Mountain Trace, Quail Creek, NW Nursing, Sumter Valley, and Georgetown) which have two renewal terms with each being five years. The leases also contain standard rent escalations that range from 2% to 3.5% annually.
As indicated above, the Company subleased through its subsidiaries (the "Aria Sublessors") nine facilities located in Arkansas (the "Aria Sublessees") to affiliates of Aria Health Group, LLC ("Aria") pursuant to separate sublease agreements (the "Aria Subleases"). Eight of the Aria Subleases commenced on May 1, 2015 and the remaining sublease commenced on November 1, 2015. Effective February 3, 2016, each Aria Sublease was terminated due to the failure to pay rent pursuant to the terms of such sublease. Subsequently, on February 5, 2016, the Company entered into a Master Lease Agreement, as amended, with Skyline Healthcare LLC ("Skyline") to lease the facilities commencing April 1, 2016 (see Note 19 - Subsequent Events).

On January 22, 2016, New Beginnings Care LLC and its affiliates ("New Beginnings") filed a petition to reorganize their finances under the U.S. Federal Bankruptcy Code (the "Bankruptcy Code"). To date, New Beginnings has neither affirmed nor rejected the Master Sublease Agreement entered into on November 3, 2015 with respect to the Jeffersonville, Oceanside, and Savannah Beach facilities. The Company is in discussions with New Beginnings and other potential operators about leasing such facilities.